SHARE OPTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Share $ / shares	Dec. 31, 2023 USD ($) Share $ / shares	Dec. 31, 2022 USD ($) Share $ / shares	Dec. 31, 2021 Share
Disclosure of classes of share capital [line items]
Number of options | Share	2,000,000
Weighted-average remaining contractual life of options outstanding	4 years 11 months 23 days	5 years 10 days
Share based payments continuing operations | $	$ 1,316,000	$ 2,069,000	$ 1,755,000
Share based payments charge | $	$ 1,316,000	$ 2,069,000	$ 1,755,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of options | Share	40,506,672	46,914,672	44,814,672	18,727,990
Number of share options exercised | Share		880,000	2,733,328
Opening share price	$ 0.1	$ 0.24	$ 0.36
Closing share price	0.04	0.11	0.25
Average share price	$ 0.1
Weighted average exercise price		0.19	0.19
Class A Ordinary shares [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price		0.19	0.19
Class A Ordinary shares [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price		$ 0.19	$ 0.19
American depositary share [Member]
Disclosure of classes of share capital [line items]
Number of options | Share	2,025,334	2,345,734	2,240,734	936,400
Number of share options exercised | Share		44,000	136,666
Opening share price	$ 2	$ 4.8	$ 7.35
Closing share price	0.88	2.15	4.95
Average share price	$ 1.96
Weighted average exercise price		3.8	3.8
American depositary share [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price		3.8	3.8
American depositary share [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price		$ 3.8	$ 3.8